Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Apr. 15, 2016
Registrant Name	dei_EntityRegistrantName	WP Trust
CIK	dei_EntityCentralIndexKey	0001645192
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Apr. 15, 2016
Effective Date	dei_DocumentEffectiveDate	Apr. 15, 2016
Prospectus Date	rr_ProspectusDate	Apr. 15, 2016
IPS Strategic Capital Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	SUMMARY
Investment objective	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the IPS Strategic Capital Absolute Return Fund (the “Fund”) is total return.
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the WP Trust (“Trust”) with a similar sales charge. More information about these and other discounts is available from your financial professional and in the section “Purchasing Shares – Class A shares” beginning on page 13 of the Fund’s prospectus (“Prospectus”) and the section “Purchase of Shares – Reduced Sales Charges” beginning on page 28 of the Fund’s SAI.

Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the WP Trust (“Trust”) with a similar sales charge.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Example, heading	rr_ExpenseExampleHeading	Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This expense example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Expense Example, No Redemption, Narrative	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares:
Strategy, Narrative	rr_StrategyNarrativeTextBlock

Principal Investment Strategy of the Fund. Under normal circumstances, the Fund’s primary strategy consists of selling and purchasing put and call options on equity indexes and exchange traded funds (“ETFs”). The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns by managing a portfolio of options.

A put option gives the purchaser of the option, upon payment of a premium, the right to sell a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. When the Fund sells a put option on an index and the index decreases in value, the purchaser of the put option has the right to exercise the option, obligating the Fund to make a cash payment equal to the difference between the option’s exercise price and the prevailing index value. When the Fund sells a put option on an ETF and the ETF decreases in value, the purchaser of the put option has the right to exercise the option, obligating the Fund to purchase the ETF at an exercise price that is higher than the prevailing market price. The Fund collects option premium income when it sells the put option. If the index or ETF increases in value, the purchaser of the put option is unlikely to exercise the option since the prevailing market price will be higher than the exercise price. Accordingly, the Fund gains income when the value of the underlying index or ETF from which the option is derived advances. The Fund’s investment adviser determines the Fund’s exposure to each put option by evaluating metrics associated with the valuation of options, including, but not limited to, volatility, time to expiration and the relationship of the exercise price to the market price of the index or ETF. The Fund’s investment adviser segregates on a daily basis cash, or other liquid assets, in an amount equal to the Fund’s net obligations under each put option.

The Fund buys and sells both put and call exchange-traded listed options to establish exposure to the overall market. The Fund does not intend to invest directly in equity securities, mutual funds or other exchange traded funds. Options may also be used to protect the Fund’s investments against changes resulting from market conditions (a practice called “hedging”) or to generate income and gains. A call option gives the purchaser of the option, upon payment of a premium, the right to buy a specified quantity of an underlying asset at a fixed exercise price over a defined period of time. The Fund may purchase and sell put and call options to adjust the risk and return of its overall investment positions. When the Fund’s investment adviser believes the value of an underlying asset will decline, the Fund may purchase a put option to profit from the decline. Similarly, when the investment adviser anticipates an increase in the value of an underlying asset, the Fund may purchase a call option with respect to that asset.

All option positions held by the Fund are exchange-traded and collateralized with cash, cash equivalents (for example, Treasury Bills, money market fund shares, etc.), other listed options or debt rated investment grade by at least one nationally recognized statistical ratings organization (“NRSRO”) or an ETF that invests in such securities. The Fund intends to hold cash and cash equivalents to collateralize the option positons in the Fund, and not as a separate principal investment strategy. The Fund may take a defensive position when the Fund’s investment adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objectives. When taking a defensive position, the Fund may invest up to 100% of its assets in cash, cash equivalents, including but not limited to, obligations of the U.S. Government, money market fund shares, commercial paper, certificates of deposit and/or bankers acceptances, as well as other interest bearing or discount obligations or debt instruments that carry an investment grade rating by a national rating agency. When the Fund takes a defensive position, the Fund may not achieve its investment objectives.

The Adviser reallocates the Fund’s investments continually to be commensurate with the risk profile that the Adviser deems appropriate for the Fund. The Fund seeks to use leverage to modify portfolio risk to equal to, or be less than that of, the market in total. The Fund’s investments in the types of securities and other investments described in this prospectus vary from time to time, and, at any time, the Fund may not be invested in all of the types of securities and other investments described in this prospectus.

Risk, Narrative	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Generally, the Fund will be subject to the following principal risks:

Non-Diversified Fund risk—The Fund is non-diversified which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

Options risk—Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling call options on equity securities or indices, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold call options, but continues to bear the risks of declines in the value of the markets, including the underlying indices for the puts as well, if different, as the securities that are held by the Fund. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time. The number of call options the Fund can sell is subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded.

Derivatives risk—The use of derivatives can lead to losses because of adverse movements in the price. Losses may also occur because the value of the asset, index, rate or instrument underlying a derivative loses value, or due to failure of a counterparty or due to tax or regulatory constraints. Derivatives may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying investment. The loss on derivative transactions may significantly exceed the initial investment.

Market risk—Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions.

Management Style risk—Investment strategies employed by the adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Interest Rate risk—Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.

Issuer risk— The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.

Active Trading risk—The Fund may engage in frequent trading in its options strategy. Increased portfolio turnover may increase short term capital gains taxes and increase trading costs for each of the Funds. These increased expenses may have a negative effect on the Fund’s performance.

Leverage risk – The Fund may use financial instruments or borrowed capital (margin) to enhance potential returns. Leverage may enhance potential losses in positions taken by the Fund.

General Fund Investing risk—The Fund is not a complete investment program and you may lose money by investing in the Fund. All investments carry a certain amount of risk and there is no guarantee that the Fund will be able to achieve its investment objective.

May Lose Money	rr_RiskLoseMoney	An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Risk, Nondiversified	rr_RiskNondiversifiedStatus	The Fund is non-diversified which means that it can invest a greater percentage of its assets in a small group of issuers or any one issuer than a diversified fund can. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.
Performance, Narrative	rr_PerformanceNarrativeTextBlock

Performance. The Fund is new and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance. Performance data current to the most recent month end may be obtained by calling (877) 244-6235.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s returns and comparing the Fund’s performance to a broad measure of market performance.
Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have performance history for a full calendar year.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	(877) 244-6235
IPS Strategic Capital Absolute Return Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 707
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	1,036
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	804
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	$ 1,036
IPS Strategic Capital Absolute Return Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 241
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	742
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	344
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	$ 742
IPS Strategic Capital Absolute Return Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IPSAX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (Load) (as a percentage of original purchase price or the amount redeemed, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	$ 140
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	437
Expense Example, No Redemption, 1 YEAR	rr_ExpenseExampleNoRedemptionYear01	140
Expense Example, No Redemption, 3 YEARS	rr_ExpenseExampleNoRedemptionYear03	$ 437

[1]	A Contingent Deferred Sales Charge is imposed upon certain redemptions of Class A shares. See the section of the prospectus entitled "CDSC for Certain Purchases of Class A Shares" for more information.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year.